Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,918,562		$ 1,918,562			$ 1,810,374
Foreign exchange gains (losses)	1,445	$ (5,104)	$ 8,615	$ (24,497)
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Bonds
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 3.1
Carrying amount of debt	374,040		$ 374,040			$ 377,856
Bonds | Foreign Exchange Contract
Debt Instrument [Line Items]
Transfer of principal amount	$ 382,500		$ 382,500
Bonds | Minimum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%		5.92%		5.92%
Bonds | Maximum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.89%		7.89%		7.89%
Bonds | NIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			3.70%
Bonds | NIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%